Statement Of Stockholder's Equity - USD ($)	Total	Additional Paid-in Capital [Member]	Series E Preferred Stock [Member]	Common Stock [Member]	Series A Preferred Stock [Member]	Series C Preferred Stock [Member]	Series D Preferred Stock [Member]	Series F Preferred Stock [Member]	Series G Preferred Stock [Member]	Common Stock To Be Issued To Escrow Agent [Member]	Noncontrolling Interest Subsidiaries And Variable Interest [Member]	Accumulated Deficit [Member]
Balance, shares at Dec. 31, 2017				4,417,567	1	1,000	10			1,913,890
Balance, amount at Dec. 31, 2017	$ (1,231,226)	$ 15,760,206	$ 0	$ 4,417	$ 1	$ 1	$ 0	$ 0	$ 0	$ 1,914	$ 78,064	$ (17,075,829)
Common stock issued to Escrow Agent, shares				1,379,688						(1,379,687)
Common stock issued to Escrow Agent, value				$ 1,380	$ 0					$ (1,380)
Series E Preferred Stock and warrants sold to four investors, shares			1,200,000
Series E Preferred Stock and warrants sold to four investors, value	300,000	298,800	$ 1,200		$ 0
Warrants issued to attorney for services	250,000	250,000			$ 0
Series E Preferred Stock issued in exchange for common stock pursuant to Share Exchange Agreement dated May 21, 2018, shares			1,200,000	(480,000)
Series E Preferred Stock issued in exchange for common stock pursuant to Share Exchange Agreement dated May 21, 2018, value		(720)	$ 1,200	$ (480)	$ 0
Sale of Series E Preferred Stock and warrants in connection with Securities Purchase Agreement dated September 27, 2018, shares			2,125,000
Sale of Series E Preferred Stock and warrants in connection with Securities Purchase Agreement dated September 27, 2018, value	531,250	529,125	$ 2,125		$ 0
Issuance of Series E Preferred Stock in satisfaction of convertible notes payable and accrued interest, shares			2,077,994
Issuance of Series E Preferred Stock in satisfaction of convertible notes payable and accrued interest, value	1,058,311	1,056,233	$ 2,078	$ 0	$ 0							0
Issuance of common stock in satisfaction of convertible notes payable and accrued interest, shares				122,510
Issuance of common stock in satisfaction of convertible notes payable and accrued interest, value	881,667	881,544		$ 123	$ 0							0
Warrants issued to law firm for services	23,250	23,250			0
Net income attributable to noncontrolling interests in subsidiaries and variable interest entity	(693,364)				0						(693,364)
Net loss	$ (4,157,254)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (4,157,254)
Balance, shares at Dec. 31, 2018			6,602,994	(534,203)	1	1,000	10			534,203
Balance, amount at Dec. 31, 2018	$ (3,037,366)	$ 18,798,438	$ 6,603	$ 5,440	$ 0	$ 1	$ 0	$ 0	$ 0	$ 534	$ (615,300)	$ (21,233,083)
Common stock issued to Escrow Agent, shares				534,203						(534,203)
Sale of Series E Preferred Stock and warrants in connection with Securities Purchase Agreement dated September 27, 2018, shares			1,362,520
Sale of Series E Preferred Stock and warrants in connection with Securities Purchase Agreement dated September 27, 2018, value	340,630	339,267	$ 1,363
Net loss	(982,364)	0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0	$ 0	$ (309,697)	(672,667)
Issuance of common stock in exchange for Series F Preferred Stock, shares
Common stock issued to Escrow Agent, amount		0		$ 534					$ 0	$ (534)
Issuance of common stock in connection with Settlement and Release Agreement dated February 7, 2019, shares				120,000
Cumulative effect adjustment relating to reduction of derivative liability on warrants, pursuant to ASU 2017-11	2,261,039				$ 0							$ 2,261,039
Issuance of common stock in connection with Settlement and Release Agreement dated February 7, 2019, amount	91,200	91,080		$ 120
Issuance of common stock in connection with Business Development Agreement dated March 15, 2019, shares				150,000
Issuance of common stock in connection with Business Development Agreement dated March 15, 2019, amount	$ 199,500	199,350		$ 150
Issuance of common stock in exchange for the surrender of Series C Preferred Stock on March 27, 2019, shares				1,000,000		(1,000)
Issuance of common stock in exchange for the surrender of Series C Preferred Stock on March 27, 2019, value		(999)				$ (1)
Issuance of common stock in exchange for the surrender of Series D Preferred Stock on March 27, 2019, shares				1,000,000			(10)
Issuance of common stock in exchange for the surrender of Series D Preferred Stock on March 27, 2019, amount		$ (1,000)		$ 1,000
Balance, shares at Mar. 31, 2019			7,965,514	8,244,515	1
Balance, amount at Mar. 31, 2019	$ (1,127,104)	$ (19,426,135)	$ 7,966	$ 8,244	$ 1	$ 0	$ 0	$ 0	$ 0	$ 0	$ (924,997)	$ (19,644,453)
Balance, shares at Dec. 31, 2018			6,602,994	(534,203)	1	1,000	10			534,203
Balance, amount at Dec. 31, 2018	$ (3,037,366)	$ 18,798,438	$ 6,603	$ 5,440	$ 0	$ 1	$ 0	$ 0	$ 0	$ 534	$ (615,300)	$ (21,233,083)
Common stock issued to Escrow Agent, shares				(534,203)						534,203
Sale of Series E Preferred Stock and warrants in connection with Securities Purchase Agreement dated September 27, 2018, shares			2,037,520
Sale of Series E Preferred Stock and warrants in connection with Securities Purchase Agreement dated September 27, 2018, value		507,343	$ 2,037		$ 0
Net loss	0	0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0
Issuance of common stock in exchange for Series F Preferred Stock, shares				1,040,800		42		(650,500)
Issuance of common stock in exchange for Series E Preferred Stock, shares			(3,125,290)	1,250,116
Common stock issued to Escrow Agent, amount				$ (534)	$ 0					$ 534
Issuance of common stock in connection with Settlement and Release Agreement dated February 7, 2019, shares				120,000
Cumulative effect adjustment relating to reduction of derivative liability on warrants, pursuant to ASU 2017-11	2,261,039				$ 0	$ 0			$ 0			$ 2,261,039
Issuance of common stock in connection with Settlement and Release Agreement dated February 7, 2019, amount	91,200	91,080		$ 120	$ 0
Issuance of common stock in connection with Business Development Agreement dated March 15, 2019, shares				150,000
Issuance of common stock in connection with Business Development Agreement dated March 15, 2019, amount	199,500	199,350		$ 150	$ 0
Issuance of common stock in exchange for the surrender of Series C Preferred Stock on March 27, 2019, shares				1,000,000		(1,000)
Issuance of common stock in exchange for the surrender of Series C Preferred Stock on March 27, 2019, value		(999)		$ 1,000	$ 0	$ (1)
Issuance of common stock in exchange for the surrender of Series D Preferred Stock on March 27, 2019, shares							(10)
Issuance of common stock in exchange for the surrender of Series D Preferred Stock on March 27, 2019, amount		(1,000)		1,000	$ 0
Rounded up shares in connection with 1 share for 250 shares reverse stock split effective January 18, 2019, value		(1)		$ 1	$ 0
Rounded up shares in connection with 1 share for 250 shares reverse stock split effective January 18, 2019, shares				547
Issuance of common stock in exchange for Series E Preferred Stock, amount		1,875	$ (3,125)	$ 1,250	$ 0
Exercise of warrants at $0.32 per share pursuant to Warrant Exercise Agreements dated May 9, 2019, shares				960,000
Exercise of warrants at $0.32 per share pursuant to Warrant Exercise Agreements dated May 9, 2019, amount	307,200	306,240		$ 960	$ 0
Issuance of common stock in connection with Share Exchange Agreement dated April 17, 2019, shares				2,000,000
Issuance of common stock in connection with Consulting Agreement dated April 15, 2019, shares				50,000
Issuance of common stock in connection with Share Exchange Agreement dated April 17, 2019, value	1,250,000	1,248,000		$ 2,000
Issuance of common stock in connection with Consulting Agreement dated April 15, 2019, amount	95,000	94,950		$ 50	$ 0
Issuance of common stock in connection with Consulting Agreement dated May 23, 2019, shares				250,000
Issuance of common stock in connection with Consulting Agreement dated May 23, 2019, amount	390,000	389,750		$ 250	$ 0
Sale of Series F Preferred Stock and warrants in connection with Securities Purchase Agreements dated July 18, 2019, shares								3,125
Sale of Series F Preferred Stock and warrants in connection with Securities Purchase Agreements dated July 18, 2019, amount	3,125,000				$ 0			$ 3,125,000
Placement agent fees and stock-based compensation, shares				781,250
Placement agent fees and stock-based compensation, amount	$ (322,500)	(323,281)		$ 781	$ 0
Issuance of common stock in exchange for Series F Preferred Stock, amount		649,459		$ 1,041	$ 0			$ (650,500)
Exchange of Series E Preferred Stock for Series F Preferred Stock, shares			(2,725,000)					681
Exchange of Series E Preferred Stock for Series F Preferred Stock, value		$ (678,525)	$ (2,725)		$ 0			$ 681,250
Balance, shares at Dec. 31, 2019			2,790,224	14,576,681	1		2,790,224	3,156
Balance, amount at Dec. 31, 2019	$ 490,198	$ 21,282,679	$ 2,790	$ 14,577	$ 1	$ 0	$ 2,790	$ 3,155,750	$ 0	$ 0	$ (1,039,851)	$ (22,925,748)
Net loss	(912,098)	0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (74,178)	$ (837,920)
Issuance of common stock in exchange for Series F Preferred Stock, shares				304,000				(190)
Issuance of common stock in exchange for Series E Preferred Stock, shares			(675,000)	270,000					215
Issuance of common stock in exchange for Series E Preferred Stock, amount		405	$ (675)	$ 270	$ 0
Placement agent fees and stock-based compensation, shares				375,000
Placement agent fees and stock-based compensation, amount	(150,000)	(150,375)		$ 375	$ 0
Issuance of common stock in exchange for Series F Preferred Stock, amount		189,696		$ 304	$ 0			$ (190,000)
Sale of Series G Preferred Stock and warrants, shares									1,475
Sale of Series G Preferred Stock and warrants, value	1,475,000				$ 0				$ 1,475,000
Issuance of common stock in exchange for services rendered and to be rendered, shares				460,000
Issuance of common stock in exchange for services rendered and to be rendered, amount	$ 302,768	$ 302,308		$ 460	$ 0
Balance, shares at Mar. 31, 2020			2,115,224	15,985,681	1			2,966	1,465
Balance, amount at Mar. 31, 2020	$ 1,205,868	$ 21,624,713	$ 2,115	$ 15,986	$ 1	$ 0	$ 0	$ 2,965,750	$ 1,475,000	$ 0	$ (1,114,029)	$ (23,763,663)